Health Care Medical Claims Payable	12 Months Ended
Dec. 31, 2011
Health Care Medical Claims Payable [Abstract]
Health Care Medical Claims Payable

Note 5 — Health Care Medical Claims Payable

Medical claims payable for the Health Care segment reflects estimates of the ultimate cost of claims that have been incurred but not yet reported, those which have been reported but not yet paid (reported claims in process) and other medical expense payable, which primarily comprises accruals for provider incentives and other amounts payable to providers. Incurred but not yet reported comprises the majority of the reserve balance as follows:

(In millions)	2011	2010
Incurred but not yet reported	$952	$1,067
Reported claims in process	129	164
Other medical expense payable	14	15
Medical claims payable	$1,095	$1,246

Activity in medical claims payable was as follows:

(In millions)	2011	2010	2009
Balance at January 1,	$1,246	$921	$924
Less: Reinsurance and other amounts recoverable	236	206	211
Balance at January 1, net	1,010	715	713

Incurred claims related to:
Current year	8,308	8,663	6,970
Prior years	(126)	(93)	(43)
Total incurred	8,182	8,570	6,927
Paid claims related to:
Current year	7,450	7,682	6,278
Prior years	841	593	647
Total paid	8,291	8,275	6,925
Balance at December 31, net	901	1,010	715
Add: Reinsurance and other amounts recoverable	194	236	206
Balance at December 31,	$1,095	$1,246	$921

Reinsurance and other amounts recoverable reflect amounts due from reinsurers and policyholders to cover incurred but not reported and pending claims for minimum premium products and certain administrative services only business where the right of offset does not exist. See Note 7 for additional information on reinsurance. For the year ended December 31, 2011, actual experience differed from the Company's key assumptions resulting in favorable incurred claims related to prior years' medical claims payable of $126 million, or 1.5% of the current year incurred claims as reported for the year ended December 31, 2010. Actual completion factors resulted in a reduction in medical claims payable of $87 million, or 1.0% of the current year incurred claims as reported for the year ended December 31, 2010 for the insured book of business. Actual medical cost trend resulted in a reduction in medical claims payable of $39 million, or 0.5% of the current year incurred claims as reported for the year ended December 31, 2010 for the insured book of business.

For the year ended December 31, 2010, actual experience differed from the Company's key assumptions, resulting in favorable incurred claims related to prior years' medical claims payable of $93 million, or 1.3% of the current year incurred claims as reported for the year ended December 31, 2009. Actual completion factors resulted in a reduction of the medical claims payable of $51 million, or 0.7% of the current year incurred claims as reported for the year ended December 31, 2009 for the insured book of business. Actual medical cost trend resulted in a reduction of the medical claims payable of $42 million, or 0.6% of the current year incurred claims as reported for the year ended December 31, 2009 for the insured book of business.

The corresponding impact of prior year development on shareholders' net income was $53 million for the year ended December 31, 2011 compared with $26 million for the year ended December 31, 2010. The favorable effects of prior year development on net income in 2011 and 2010 primarily reflect low medical services utilization trend. The change in the amount of the incurred claims related to prior years in the medical claims payable liability does not directly correspond to an increase or decrease in the Company's shareholders' net income recognized for the following reasons:

First, the Company consistently recognizes the actuarial best estimate of the ultimate liability within a level of confidence, as required by actuarial standards of practice, which require that the liabilities be adequate under moderately adverse conditions. As the Company establishes the liability for each incurral year, the Company ensures that its assumptions appropriately consider moderately adverse conditions. When a portion of the development related to the prior year incurred claims is offset by an increase determined appropriate to address moderately adverse conditions for the current year incurred claims, the Company does not consider that offset amount as having any impact on shareholders' net income.

Second, while changes in reserves for the Company's guaranteed cost products do directly affect shareholders' net income, changes in reserves for the Company's retrospectively experience-rated business do not always impact shareholders' net income. For the Company's retrospectively experience-rated business only adjustments to medical claims payable on accounts in deficit affect shareholders' net income. An increase or decrease to medical claims payable on accounts in deficit, in effect, accrues to the Company and directly impacts shareholders' net income. An account is in deficit when the accumulated medical costs and administrative charges, including profit charges, exceed the accumulated premium received. Adjustments to medical claims payable on accounts in surplus accrue directly to the policyholder with no impact on the Company's shareholders' net income. An account is in surplus when the accumulated premium received exceeds the accumulated medical costs and administrative charges, including profit charges.